Fair Value - Level 3 Financial Liabilities (Details) - Level 3 - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 5,000	$ 0
Initial investment in DogHero			5,000
Impairment of DogHero investment		(2,080)
Sale of DogHero investment		(2,920)
Ending balance		0	$ 5,000
Earnout Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Additions during the period	228,082
Change in fair value	71,318
Reclassification of earnout liability upon Triggering Events	(33,010)
Ending balance	266,390	0
Fair Value, Recurring | Private Warrant Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Additions during the period	7,677
Change in fair value	3,297
Reclassification of earnout liability upon Triggering Events	0
Ending balance	$ 10,974	$ 0